ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Balance at the beginning of year	2,254,797	1,503,621	1,323,490
Additions	5,256,461	2,650,128	1,137,574
Write-offs	(2,520,036)	(1,898,952)	(957,443)
Balance at the end of year	4,991,223	2,254,797	1,503,621